Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 5,076	$ 6,042
Prepaid insurance and subscriptions	2,700	1,095
Other	1,092	899
Prepayments	$ 8,868	$ 8,036